Liabilities for puttable financial instrument - Schedule of liabilities for puttable financial instrument (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Liabilities for puttable financial instrument [Abstract]
Beginning balance	$ 0
Issuance of puttable financial instrument	17,138,905
Ending balance	$ 17,138,905